Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 1,078,192	$ 1,166,014
Cost of sales	(669,394)	(742,985)
Gross margin	408,798	423,029
Operating expenses	(202,271)	(221,493)
Corporate administration expenses	(30,602)	(23,443)
Other income	482	2,714
Impairment charges	0	(596,906)
Income (loss) before finance items and taxes	176,407	(416,099)
Finance items
Finance income	17,349	106,335
Finance costs	(5,510)	(10,021)
Finance income (cost)	11,839	96,314
Income (loss) from operations before taxes	188,246	(319,785)
Income and other taxes	306,396	(157,133)
Income (loss) for the year	494,642	(476,918)
Attributable to owners of Turquoise Hill Resources Ltd.	406,288	(150,457)
Attributable to owner of non-controlling interest	88,354	(326,461)
Income (loss) for the year	$ 494,642	$ (476,918)
Basic and diluted earnings (loss) per share attributable to Turquoise Hill Resources Ltd.	$ 2.02	$ (0.75)
Basic weighted average number of shares outstanding (000's)	201,231	201,231